ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 51.5%
	MONEY MARKET FUNDS - 51.5%
4,523,217	Fidelity Investments Money Market Government Portfolio, Class I, 3.57%(a) (g)					$ 4,523,217
14,486,306	First American Treasury Obligations Fund, Class X, 3.68%(a)					14,486,306
	TOTAL SHORT-TERM INVESTMENTS (Cost $19,009,523)					19,009,523

Contracts(b)
	INDEX OPTIONS PURCHASED - 3.0%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 3.0%
100	Cboe Volatility Index(f)	IB	01/21/2026	$ 19	$ 149,500	$ 7,000
55	S&P 500 Index	IB	03/31/2026	6,875	37,650,250	1,097,525
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,243,221)					1,104,525

	TOTAL INDEX OPTIONS PURCHASED (Cost - $1,243,221)					1,104,525

Contracts(b)
	EQUITY OPTIONS PURCHASED - 0.0% (c)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.0%(c)
3	ProShares Ultra VIX Short-Term Futures ETF	IB	01/16/2026	$ 40	$ 4,485	287
	TOTAL CALL OPTIONS PURCHASED (Cost - $296)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $296)					287

Contracts(d)
	FUTURE OPTIONS PURCHASED - 0.7%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.4%
54	S&P Emini 1st Week	SXM	01/02/2026	$ 7,000	$ 18,482,850	$ 270
100	S&P Emini 1st Week	SXM	01/02/2026	7,025	34,227,500	250
150	S&P Emini 1st Week	SXM	01/02/2026	7,075	51,341,250	375
25	S&P Emini 2nd Week	SXM	01/09/2026	6,950	8,556,875	25,625
54	S&P Emini 2nd Week	SXM	01/09/2026	7,025	18,482,850	9,315
125	S&P Emini 3rd Week	SXM	01/16/2026	7,000	42,784,375	126,562
	TOTAL CALL OPTIONS PURCHASED (Cost - $474,340)					162,397

	PUT OPTIONS PURCHASED - 0.3%
15	S&P Emini 3rd Week	SXM	01/16/2026	$ 6,550	$ 5,134,125	$ 6,675
40	S&P Emini 4th Week	SXM	01/23/2026	6,300	13,691,000	12,000
20	S&P500 Emini Option	SXM	03/20/2026	4,950	6,845,500	7,800
40	S&P500 Emini Option	SXM	03/20/2026	5,500	13,691,000	28,500
20	S&P500 Emini Option	SXM	06/18/2026	5,500	6,845,500	49,000

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Contracts(d)
	FUTURE OPTIONS PURCHASED - 0.7% (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.3% (Continued)
5	S&P500 Emini Option	SXM	09/18/2026	$ 4,600	$ 1,711,375	$ 9,625
	TOTAL PUT OPTIONS PURCHASED (Cost - $545,587)					113,600

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $1,019,927)					275,997

	TOTAL INVESTMENTS - 55.2% (Cost $21,272,967)					$ 20,390,332
(300)	ProShares Ultra VIX Short-Term Futures ETF - (0.0)% (h) (Proceeds - $10,562)					(10,779)
	CALL OPTIONS WRITTEN - (0.9)% (Proceeds received - $692,714)					(338,071)
	PUT OPTIONS WRITTEN - (1.1)% (Proceeds received - $710,718)					(389,050)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 46.8%					17,288,663
	NET ASSETS - 100.0%					$ 36,941,095

Contracts(b)
	WRITTEN INDEX OPTIONS - (1.7)%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.7)%
5	S&P 500 Index	IB	03/31/2026	$ 7,225	$ 3,422,750	$ 23,000
50	S&P 500 Index	IB	03/31/2026	7,230	34,227,500	228,643
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $310,776)					251,643

	PUT OPTIONS WRITTEN - (1.0)%
45	S&P 500 Index	IB	03/31/2026	$ 6,450	$ 30,804,750	$ 351,900
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $496,218)

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $806,994)					$ 603,543

Contracts(d)
	WRITTEN FUTURE OPTIONS - (0.3)%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.2)%
54	S&P Emini 1st Week	SXM	01/02/2026	$ 7,025	$ 18,482,850	$ 135
200	S&P Emini 1st Week	SXM	01/02/2026	7,050	68,455,000	500
54	S&P Emini 1st Week	SXM	01/02/2026	7,075	18,482,850	135
54	S&P Emini 1st Week	SXM	01/02/2026	7,100	18,482,850	135
75	S&P Emini 1st Week	SXM	01/02/2026	7,125	25,670,625	187
75	S&P Emini 1st Week	SXM	01/02/2026	7,175	25,670,625	187
75	S&P Emini 2nd Week	SXM	01/09/2026	7,025	25,670,625	12,938
129	S&P Emini 2nd Week	SXM	01/09/2026	7,075	44,153,475	4,515
79	S&P Emini 2nd Week	SXM	01/09/2026	7,100	27,039,725	1,383
125	S&P Emini 3rd Week	SXM	01/16/2026	7,050	42,784,375	58,750
25	S&P Emini 3rd Week	SXM	01/16/2026	7,075	8,556,875	7,563
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $381,938)					86,428

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Contracts(d)
	WRITTEN FUTURE OPTIONS - (0.3)% (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - (0.1)%
20	S&P Emini 3rd Week	SXM	01/16/2026	$ 6,250	$ 6,845,500	$ 2,850
40	S&P500 Emini Option	SXM	03/20/2026	4,900	13,691,000	14,800
20	S&P500 Emini Option	SXM	06/18/2026	4,500	6,845,500	19,500
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $214,500)					37,150

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $596,438)					$ 123,578

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
1	CBOE Volatility Index Future			02/19/2026	$ 18,534	$ (1,166)
4	CME E-Mini NASDAQ 100 Index Future			03/23/2026	2,036,540	44,342
1	CME E-mini Russell 2000 Index Futures			03/23/2026	124,900	(723)
10	CME E-Mini Standard & Poor's 500 Index Future			03/23/2026	3,446,250	56,800
	TOTAL OPEN LONG FUTURES CONTRACTS					$ 99,253

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts			Expiration	Notional Amount(e)	Value and Unrealized Appreciation
52	CBOE Volatility Index Future			01/22/2026	$ 859,690	$ 25,260
	TOTAL OPEN SHORT FUTURES CONTRACTS					$ 25,260

	TOTAL FUTURES CONTRACTS					$124,513

IB	- Interactive Brokers
SXM	- StoneX Financial Inc.
(a)	Rate disclosed is the seven day effective yield as of December 31, 2025.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(c)	Percentage rounds to less than 0.1%.
(d)	Each contract is equivalent to one futures contract.
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(f)	Illiquid security. Total illiquid securities represents 0.0% of net assets as of December 31, 2025.
(g)	All or a portion of this investment is segregated as collateral for option contracts and future contracts.
(h)	Percentage rounds to greater than (0.1)%.